Earnings per share/ADS (Tables)	12 Months Ended
Mar. 31, 2019
Earnings per share/ADS
Schedule of computation of basic and diluted net income per share/ADS

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB, except share
	data and per share data)
Earnings per share
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share - basic	43,675	63,985	87,600
Dilution effect arising from share-based awards issued by a subsidiary and equity investees	(11)	(21)	(42)
Net income attributable to ordinary shareholders for computing net income per ordinary share - diluted	43,664	63,964	87,558

Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share - basic (million shares) (Note)	19,941	20,425	20,640
Adjustments for dilutive RSUs and share options (million shares) (Note)	638	456	348
Weighted average number of shares used in calculating net income per ordinary share - diluted (million shares) (Note)	20,579	20,881	20,988
Net income per ordinary share - basic (RMB) (Note)	2.19	3.13	4.24
Net income per ordinary share - diluted (RMB) (Note)	2.12	3.06	4.17
Earnings per ADS
Net income per ADS
- basic (RMB)	17.52	25.06	33.95
Net income per ADS
- diluted (RMB)	16.97	24.51	33.38

Note: Basic and diluted net income per ordinary share, weighted average number of shares and the adjustments for dilutive RSUs and share options have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on July 30, 2019 as detailed in Note 2(a).